OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Mar. 31, 2023
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY
Schedule of changes in the right-of-use asset
Right-of-use-asset	($)
Balance at March 31, 2021	-
Addition	100,877
Amortization	(18,493)
Balance at March 31, 2022	82,384
Amortization	(20,176)
Balance at March 31, 2023	62,208

Schedule of changes in the lease liability
Lease liability	($)
Balance at March 31, 2021	-
Addition	100,877
Lease payment – base rent portion	(21,288)
Lease liability – accretion expense	10,438
Balance as at Mach 31, 2022	90,027
Current portion	17,125
Long-term portion	72,903
Lease liability	($)
Balance at March 31, 2022	90,028
Lease payment – base rent portion	(26,745)
Lease liability – accretion expense	9,620
Balance as at March 31, 2023	72,903
Current portion	20,696
Long-term portion	52,207

Schedule of future lease payments
Future lease payments (base rent portion only)	($)
Fiscal 2024 (April 1, 2023 to March 31, 2024)	28,056
Fiscal 2025 (April 1, 2024 to March 31, 2025)	28,165
Fiscal 2026 (April 1, 2025 to March 31, 2026)	28,165
Fiscal 2027 (April 1, 2026 to April 29, 2027) (Note 6)	2,347
Total undiscounted lease payments	86,733
Less: imputed interest	(13,830)
Lease liability as at March 31, 2023	72,903